Description of Business (Details) $ in Millions	1 Months Ended
	Apr. 30, 2013 item	Apr. 10, 2019 USD ($)	Dec. 31, 2018 item director
Description of Business
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation | item	4
Number of operating vessels | item			16
Undrawn portion of revolving credit facilities | $		$ 28.7
Number of members on board of directors electable by common unitholders | director			4
Total number of board members | director			7